UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 57347

John Hancock Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Financial Trends Fund, Inc.

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 97.02%		$77,345,158

(Cost $46,635,139)

Aerospace & Defense 1.08%		861,941

AerCap Holdings NV (Netherlands) (I)(F)	34,630	861,941

Asset Management & Custody Banks 10.68%		8,514,890

Affiliated Managers Group, Inc. (I)	18,850	2,403,563
Bank of New York Mellon Corp.	20,741	915,508
Eaton Vance Corp.	20,000	799,200
Franklin Resources, Inc.	2,500	318,750
Legg Mason, Inc.	16,550	1,394,999
Northern Trust Corp.	5,000	331,350
State Street Corp.	34,500	2,351,520

Consumer Finance 2.76%		2,200,120

Discover Financial Services	105,775	2,200,120

Diversified Banks 8.54%		6,806,525

U.S. Bancorp.	66,150	2,151,859
Wachovia Corp.	45,653	2,289,498
Wells Fargo & Co.	66,400	2,365,168

Diversified Capital Markets 2.07%		1,648,087

UBS AG (Switzerland) (F)	30,950	1,648,087

Investment Banking & Brokerage 8.57%		6,834,447

Evercore Partners, Inc.	6,450	169,570
KBW, Inc. (I)	5,700	164,046
Lazard Ltd. (Class A) (Bermuda) (F)	26,900	1,140,560
Lehman Brothers Holdings, Inc.	6,700	413,591
Merrill Lynch & Co., Inc.	18,550	1,322,244
MF Global Ltd. (Bermuda) (F)(I)	57,100	1,655,900
Raymond James Financial, Inc.	59,925	1,968,536

Life & Health Insurance 5.55%		4,423,724

AFLAC, Inc.	25,000	1,426,000
Prudential Financial, Inc.	23,110	2,255,074
StanCorp Financial Group, Inc.	15,000	742,650

Managed Health Care 1.13%		900,798

UnitedHealth Group, Inc.	18,600	900,798

Marine 0.80%		635,614

Oceanfreight, Inc. (Greece) (F)	27,350	635,614

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2007 (unaudited)

Multi-Line Insurance 3.79%		3,020,800

American International Group, Inc.	16,400	1,109,460
Genworth Financial, Inc. (Class A)	1,813	55,713
Hartford Financial Services Group, Inc. (The)	20,050	1,855,627

Other Diversified Financial Services 9.68%		7,719,610

Bank of America Corp.	66,008	3,318,222
Citigroup, Inc.	45,850	2,139,820
JPMorgan Chase & Co.	42,960	1,968,427
SNS Reaal (Netherlands) (C)	12,972	293,141

Property & Casualty Insurance 3.88%		3,090,733

Axis Capital Holdings Ltd. (Bermuda) (F)	11,950	464,975
Berkshire Hathaway, Inc. (Class B) (I)	200	790,400
OneBeacon Insurance Group Ltd.	16,590	357,515
ProAssurance Corp. (I)	17,615	948,920
Progressive Corp. (The)	27,250	528,923

Regional Banks 32.08%		25,578,669

Ameris Bancorp.	22,180	401,014
BB&T Corp.	38,382	1,550,249
BOK Financial Corp.	3,426	176,131
Capital City Bank Group, Inc. (L)	26,327	821,402
City National Corp.	13,550	941,861
Colonial BancGroup, Inc. (The)	80,128	1,732,367
Commerce Bancshares, Inc.	13,371	613,595
Cullen/Frost Bankers, Inc.	31,821	1,594,869
First Bancorp. of North Carolina	18,532	377,682
First Charter Corp.	16,850	508,365
First Horizon National Corp.	19,230	512,672
Hancock Holding Co.	21,950	879,756
M&T Bank Corp.	8,000	827,600
Marshall & Ilsley Corp.	12,950	566,822
NewBridge Bancorp.	56,512	717,702
Peoples BancTrust Co. Inc. (The)	45,100	970,101
Pinnacle Financial Partners, Inc. (I)	75,000	2,161,500
PNC Financial Services Group, Inc. (The)	22,150	1,508,415
Provident Bankshares Corp.	21,656	678,482
Seacoast Banking Corp. of Florida (L)	43,920	821,304
SunTrust Banks, Inc.	22,006	1,665,194
SVB Financial Group (I)	27,500	1,302,400
Synovus Financial Corp.	22,600	633,930
TCF Financial Corp.	40,150	1,051,127
Whitney Holding Corp.	19,700	519,686
Zions Bancorp.	29,772	2,044,443

Reinsurance 0.47%		376,108

RenaissanceRe Holdings Ltd. (Bermuda) (F)	5,750	376,108

John Hancock
Financial Trends Fund, Inc.
Securities owned by the Fund on
September 30, 2007 (unaudited)

Specialized Finance 2.08%			1,657,034

Interactive Brokers Group, Inc., (Class A) (I)		20,220	530,977
Nymex Holdings, Inc.		8,650	1,126,057

Thrifts & Mortgage Finance 3.86%			3,076,058

Countrywide Financial Corp.		4,650	88,397
First Financial Holdings, Inc.		40,500	1,266,840
Hudson City Bancorp., Inc.		36,950	568,291
South Street Financial Corp.		95,000	693,500
Washington Mutual, Inc.		13,000	459,030

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.95%			$3,146,578

(Cost $3,146,578)

Certificates of Deposit 0.01%			8,543

First Piedmont	2.600%	$2	2,344
Piedmont Federal Savings Bank	4.200	2	2,250
Stephen Federal Bank	4.000	2	1,849
SunTrust Banks, Inc.	2.710	2	2,100

Joint Repurchase Agreement 2.95%			2,353,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-2007 at 3.95% to be repurchased at $2,353,775 on 10-01-2007,
collateralized by $1,511,783 U.S. Treasury Inflation Indexed
Bond, 3.625% due 4-15-2028 (valued at $2,400,060, including
interest)		2,353	2,353,000

		Shares
Cash Equivalents 0.99%			785,035

John Hancock Cash Investment Trust (T)(W)		785,035	785,035

Total investments (Cost $49,781,717) 100.97%			$80,491,736

Other assets and liabilities, net (0.97%)			($771,642)

Total net assets 100.00%			$79,720,094

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Financial Trends Fund, Inc.
Notes to Schedule of Investments
September 30, 2007 (unaudited)

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $49,781,717. Gross unrealized appreciation and depreciation of investments aggregated $31,479,155 and $769,136, respectively, resulting in net unrealized appreciation of $30,710,019.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Directors
Franklin C. Golden
Robert G. Freedman
Russell J. Page
Fred G. Steingraber
Donald R. Tomlin
H. Hall Ware, III

Officers
Franklin C. Golden
Chairman

Barry H. Evans
President

Paul T. Kane
Assistant Treasurer

Francis V. Knox
Vice President and Chief Compliance Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and registrar
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Fund counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent directors' counsel
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia 30309-4530

Stock symbol
Listed NASD: JHFT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Financial Trends Fund, Inc..

PTOQ3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Trends Fund, Inc.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Barry H. Evans
-------------------------------------
Barry H. Evans
President

Date: November 19, 2007

By: /s/ Paul T. Kane
-------------------------------------
Paul T. Kane
Assistant Treasurer

Date: November 19, 2007